Other payables - PA Settlement Agreement (Details) - USD ($)	Aug. 09, 2024	Sep. 30, 2024	Dec. 31, 2023
Promissory notes | PA Settlement Agreement
Debt Instruments
Loans Payable, Current		$ 533,333	$ 0
PA Settlement Agreement [Member]
Debt Instruments
Plaintiffs cash settlement amount	$ 800,000
Up-front payment	200,000
Monthly installments	67,000
Payment of payroll taxes	$ 110,000
Number of common shares will redeemed	11,634,660
Acquisition issuance (in shares)	2,908,665